SUBSEQUENT EVENTS (Details) $ in Millions		2 Months Ended	12 Months Ended
	Mar. 06, 2017 item	Feb. 28, 2018 USD ($)	Dec. 30, 2017 item
Subsequent Event
Number of operations | item			3
Robbins Manufacturing Co. (Robbins)
Subsequent Event
Number of operations | item	2
Subsequent Event | Medley Florida Property
Subsequent Event
Sale price of sale leaseback property | $		$ 36.0
Gain (loss) on sale of sale and lease-back property | $		$ 7.0
Length of lease (in years)		2 years